Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($)	Predecessor Convertible Preferred Stock Series Seed	Predecessor Convertible Preferred Stock Series A	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Accumulated Deficit	Predecessor	Successor Convertible Preferred Stock Series A	Successor Convertible Preferred Stock Series B	Successor Convertible Preferred Stock Series C	Successor Common Stock Series A	Successor Additional Paid-in Capital	Successor Accumulated Deficit	Successor Stock Subscriptions Receivable	Successor	Convertible Preferred Stock Series Seed	Convertible Preferred Stock Series A	Common Stock Class A Phoenix Biotech Acquisition Corp	Common Stock Class B Phoenix Biotech Acquisition Corp	Common Stock	Additional Paid-in Capital Phoenix Biotech Acquisition Corp	Additional Paid-in Capital	Accumulated Deficit Phoenix Biotech Acquisition Corp	Accumulated Deficit	Series A	Phoenix Biotech Acquisition Corp	Total
Balance at Dec. 31, 2021															$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 897		$ 541,872	$ (7,670,412)	$ (23,971,128)		$ (7,669,865)	$ (23,428,359)
Balance (in Shares) at Dec. 31, 2021															5,155,703	22,764,764	885,000	4,596,250	8,974,421
Issuance of common stock from exercise of stock options																			$ 7		5,618					5,625
Issuance of common stock from exercise of stock options (in Shares)																			70,312
Stock-based compensation expense																					381,070					381,070
Accretion for Class A Common Stock Subject to Redemption																						(2,662,553)			(2,662,553)
Net loss																						(667,736)	(11,829,116)		(667,736)	(11,829,116)
Balance at Dec. 31, 2022	$ 4,077,560	$ 38,023,784	$ 1	$ 929,463	$ (35,800,244)	$ (34,870,780)									$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 904		928,560	(11,000,701)	(35,800,244)		(11,000,154)	(34,870,780)
Balance (in Shares) at Dec. 31, 2022	5,155,703	22,764,764	5,830												5,155,703	22,764,764	885,000	4,596,250	9,044,733
Issuance of common stock from exercise of stock options				5,167		5,167
Issuance of common stock from exercise of stock options (in Shares)			11
Stock-based compensation expense				28,144		28,144
Net loss					(2,438,330)	(2,438,330)
Balance at Mar. 31, 2023	$ 4,077,560	$ 38,023,784	$ 1	962,774	(38,238,574)	(37,275,799)
Balance (in Shares) at Mar. 31, 2023	5,155,703	22,764,764	5,841
Balance at Dec. 31, 2022	$ 4,077,560	$ 38,023,784	$ 1	929,463	(35,800,244)	(34,870,780)									$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 904		928,560	(11,000,701)	(35,800,244)		(11,000,154)	(34,870,780)
Balance (in Shares) at Dec. 31, 2022	5,155,703	22,764,764	5,830												5,155,703	22,764,764	885,000	4,596,250	9,044,733
Issuance of common stock from exercise of stock options																			$ 3		5,763					$ 5,766
Issuance of common stock from exercise of stock options (in Shares)																			24,166							24,166
Stock-based compensation expense																					96,896					$ 96,896
Accretion for Class A Common Stock Subject to Redemption																						(606,346)			(606,346)
Excise tax liability accrued for Class A common stock redemptions																						(56,389)			(56,389)
Conversion of Class B common stock to Class A common stock																	$ 459	$ (459)
Conversion of Class B common stock to Class A common stock (in Shares)																	4,596,250	(4,596,250)
Net loss																						(2,536,233)	(7,289,577)		(2,536,233)	(7,289,577)
Balance at Dec. 31, 2023	$ 4,077,560	$ 38,023,784	$ 1	1,032,125	(43,089,821)	(42,057,695)									$ 4,077,560	$ 38,023,784	$ 547		$ 907		1,031,219	(14,199,669)	(43,089,821)		(14,199,122)	(42,057,695)
Balance (in Shares) at Dec. 31, 2023	5,155,703	22,764,764	5,845												5,155,703	22,764,764	5,481,250		9,068,899
Balance at Mar. 31, 2023	$ 4,077,560	$ 38,023,784	$ 1	962,774	(38,238,574)	(37,275,799)
Balance (in Shares) at Mar. 31, 2023	5,155,703	22,764,764	5,841
Issuance of common stock from exercise of stock options				600		600
Issuance of common stock from exercise of stock options (in Shares)			4
Stock-based compensation expense				27,277		27,277
Net loss					(2,236,718)	(2,236,718)
Balance at Jun. 30, 2023	$ 4,077,560	$ 38,023,784	$ 1	990,651	(40,475,292)	(39,484,640)
Balance (in Shares) at Jun. 30, 2023	5,155,703	22,764,764	5,845
Stock-based compensation expense				23,498		23,498
Net loss					(1,349,347)	(1,349,347)
Balance at Sep. 30, 2023	$ 4,077,560	$ 38,023,784	$ 1	1,014,149	(41,824,639)	(40,810,489)
Balance (in Shares) at Sep. 30, 2023	5,155,703	22,764,764	5,845
Balance at Dec. 31, 2023	$ 4,077,560	$ 38,023,784	$ 1	1,032,125	(43,089,821)	(42,057,695)									$ 4,077,560	$ 38,023,784	$ 547		$ 907		$ 1,031,219	$ (14,199,669)	$ (43,089,821)		$ (14,199,122)	$ (42,057,695)
Balance (in Shares) at Dec. 31, 2023	5,155,703	22,764,764	5,845												5,155,703	22,764,764	5,481,250		9,068,899
Stock-based compensation expense				4,431		4,431
Net loss					(572,211)	(572,211)
Balance at Feb. 13, 2024	$ 4,077,560	$ 38,023,784	$ 1	1,036,556	(43,662,032)	(42,625,475)	$ 8,937,852			$ 15	$ 53,899,871	$ (63,185,641)	$ (2,000,000)	$ (2,347,903)
Balance (in Shares) at Feb. 13, 2024	5,155,703	22,764,764	5,845				10,039			145,318
Issuance of Series B shares sold to investors								$ 500,000					(500,000)
Issuance of Series B shares sold to investors (in Shares)								626
Stock-based compensation expense											96,289			96,289
Net loss												(1,727,483)		(1,727,483)
Balance at Mar. 31, 2024							$ 8,937,852	$ 500,000		$ 15	53,996,160	(64,913,124)	(2,500,000)	(3,979,097)
Balance (in Shares) at Mar. 31, 2024							10,039	626		145,318
Balance at Feb. 13, 2024	$ 4,077,560	$ 38,023,784	$ 1	$ 1,036,556	$ (43,662,032)	$ (42,625,475)	$ 8,937,852			$ 15	53,899,871	(63,185,641)	(2,000,000)	(2,347,903)
Balance (in Shares) at Feb. 13, 2024	5,155,703	22,764,764	5,845				10,039			145,318
Conversion of Class B common stock to Class A common stock																								$ 1,555,000
Balance at Sep. 30, 2024							$ 1,972,727	$ 360,000	$ 1,249,999	$ 148	66,378,053	(71,589,745)	(2,073,607)	(3,702,425)
Balance (in Shares) at Sep. 30, 2024							3,075	486	2,853	1,475,426
Balance at Mar. 31, 2024							$ 8,937,852	$ 500,000		$ 15	53,996,160	(64,913,124)	(2,500,000)	(3,979,097)
Balance (in Shares) at Mar. 31, 2024							10,039	626		145,318
Cash received for Series B stock subscription													500,000	500,000
Issuance of Series A shares for rounding purchases							$ 1,875				128			2,003
Issuance of Series A shares for rounding purchases (in Shares)							3
Issuance of common stock for Arena Equity Line of Credit (ELOC)											500,000			500,000
Issuance of common stock for Arena Equity Line of Credit (ELOC) (in Shares)										3,456
Purchases of shares of Common Stock under Keystone ELOC, net										$ 8	1,700,105		(194,971)	1,505,142
Purchases of shares of Common Stock under Keystone ELOC, net (in Shares)										78,604
Stock-based compensation expense											1,388,738			1,388,738
Net loss												(2,448,654)		(2,448,654)
Balance at Jun. 30, 2024							$ 8,939,727	$ 500,000		$ 23	57,585,131	(67,361,778)	(2,194,971)	(2,531,868)
Balance (in Shares) at Jun. 30, 2024							10,042	626		227,378
Purchases of shares of Common Stock under Keystone ELOC, net										$ 13	1,705,718		194,971	1,900,702
Purchases of shares of Common Stock under Keystone ELOC, net (in Shares)										129,979
Issuance of shares of Series A Preferred Stock on exercise of Series A Preferred Warrants							$ 38,000				(38,000)		38,000	38,000
Issuance of shares of Series A Preferred Stock on exercise of Series A Preferred Warrants (in Shares)							38
Issuance of common stock for Keystone ELOC										$ 2	(2)
Issuance of common stock for Keystone ELOC (in Shares)										16,140
Issuance of shares of Common Stock on conversion of Series A Preferred Stock							$ (7,005,000)			$ 109	7,004,891
Issuance of shares of Common Stock on conversion of Series A Preferred Stock (in Shares)							(7,005)			1,089,489
Issuance of shares of Common Stock on conversion of Series B Preferred Stock								$ (140,000)		$ 1	139,999
Issuance of shares of Common Stock on conversion of Series B Preferred Stock (in Shares)								(140)		12,440
Issuance of shares of Series C Preferred Stock sold to investors, net									$ 1,249,999		(434,428)		(111,607)	703,964
Issuance of shares of Series C Preferred Stock sold to investors, net (in Shares)									2,853
Stock-based compensation expense											414,744			414,744
Conversion of Class B common stock to Class A common stock (in Shares)																								38
Net loss												(4,227,967)		(4,227,967)
Balance at Sep. 30, 2024							$ 1,972,727	$ 360,000	$ 1,249,999	$ 148	$ 66,378,053	$ (71,589,745)	$ (2,073,607)	$ (3,702,425)
Balance (in Shares) at Sep. 30, 2024							3,075	486	2,853	1,475,426